Other Financial and Non-Financial Assets - Summary of Breakdown of Other Financial and Non-financial Assets (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	$ 6,163,890	$ 4,614,240
Other Non Financial Assets	1,085,336	1,515,894
Sundry debtors [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	4,698,660	2,781,583
Advanced prepayments [member]
Disclosure of other financial assets and non-financial assets [line items]
Other Non Financial Assets	235,280	242,797
Advanced tax [member]
Disclosure of other financial assets and non-financial assets [line items]
Other Non Financial Assets	37,671	226,270
Investments property [member]
Disclosure of other financial assets and non-financial assets [line items]
Other Non Financial Assets	724,745	653,731
Receivables from other spot sales pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	911,860	648,026
Private securities [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	369,129	635,527
Receivables from spot sales of foreign currency pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	13,443	362,490
Receivables from spot sales of government securities pending settlement [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	6,428	171,826
Other [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	174,678	22,502
Other Non Financial Assets	87,640	148,151
Allowances [member]
Disclosure of other financial assets and non-financial assets [line items]
Other financial assets	(10,308)	(7,714)
Prepayments for the purchase of assets [member]
Disclosure of other financial assets and non-financial assets [line items]
Other Non Financial Assets		$ 244,945